RIGHTS-OF-USE LEASE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Rights-of-use Lease Assets Net
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-of-use lease assets, net consisted of the following:

	December 31,	December 31,
	2022	2021
Leased properties under operating lease	$337,084	37,270
Less: accumulated amortization	(109,481)	(17,437)
Right-to-use asset, net	$227,603	19,833

SCHEDULE OF FUTURE LEASE COMMITMENTS

Future lease commitments

2023	$117,017
2024	127,066
2025	21,342
Total Lease Payments	$265,425
Less: imputed interest	$(13,795)
Present value of lease liabilities	$251,630
Lease liabilities - Current	$107,467
Lease liabilities – Non current	144,163

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES	The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending December 31,	Amortization expense
2023	105,048
2024	105,048
2025	17,507
Total	$227,603